PENSION BENEFITS (Details 6) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 10,201,594	$ 8,765,206
Accumulated benefit obligation	10,201,594	8,765,206
Fair value of plan assets	$ 5,960,630	$ 5,452,890	$ 4,869,192